Commitments and Contingencies - Minimum Annual Payments under Nielsen's Purchase Obligations (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Commitments And Contingencies Disclosure [Abstract]
Operating leases, 2013	$ 91
Operating leases, 2014	78
Operating leases, 2015	59
Operating leases, 2016	45
Operating leases, 2017	36
Operating leases, Thereafter	84
Operating leases, Total	393
Other contractual obligations, 2013	150
Other contractual obligations, 2014	47
Other contractual obligations, 2015	26
Other contractual obligations, 2016	12
Other contractual obligations, 2017	2
Other contractual obligations, Thereafter	2
Other contractual obligations, Total	239
Total, 2013	241
Total, 2014	125
Total, 2015	85
Total, 2016	57
Total, 2017	38
Total, Thereafter	86
Total	$ 632